ACCRUED LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued and other liabilities

	March 31, 2022	December 31, 2021
Sales tax payable	$8,924	$4,666
Accrued interest payable	4,806	4,363
Payroll tax liabilities	114,448	125,476
Total accrued liabilities	$128,178	$134,505